Note 10 - Deposits (Details) - Deposits and Weighted Average Interest Rates (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Note 10 - Deposits (Details) - Deposits and Weighted Average Interest Rates [Line Items]
Noninterest checking	0.00%	0.00%
Noninterest checking (in Dollars)	$ 169,362	$ 101,198
Noninterest checking	30.60%	19.60%
NOW accounts	0.03%	0.02%
NOW accounts (in Dollars)	70,407	71,472
NOW accounts	12.70%	13.90%
Savings accounts	0.07%	0.12%
Savings accounts (in Dollars)	44,823	42,691
Savings accounts	8.10%	8.30%
Money market accounts	0.28%	0.33%
Money market accounts (in Dollars)	139,818	111,000
Money market accounts	25.20%	21.60%
(in Dollars)	424,410	326,361
	76.60%	63.40%
Certificates, weighted average rate	0.80%	1.08%
Certificates, amount (in Dollars)	129,520	188,590
Certificates, percent of total	23.40%	36.60%
Total deposits	0.26%	0.48%
Total deposits (in Dollars)	553,930	514,951
Total deposits	100.00%	100.00%
Range1Member
Note 10 - Deposits (Details) - Deposits and Weighted Average Interest Rates [Line Items]
Certificates, amount (in Dollars)	85,705	90,103
Certificates, percent of total	15.50%	17.50%
Range 2 [Member]
Note 10 - Deposits (Details) - Deposits and Weighted Average Interest Rates [Line Items]
Certificates, amount (in Dollars)	38,456	81,143
Certificates, percent of total	6.90%	15.80%
Range 3 [Member]
Note 10 - Deposits (Details) - Deposits and Weighted Average Interest Rates [Line Items]
Certificates, amount (in Dollars)	4,798	15,063
Certificates, percent of total	0.90%	2.90%
Range 4 [Member]
Note 10 - Deposits (Details) - Deposits and Weighted Average Interest Rates [Line Items]
Certificates, amount (in Dollars)	561	2,263
Certificates, percent of total	0.10%	0.40%
Range 5 [Member]
Note 10 - Deposits (Details) - Deposits and Weighted Average Interest Rates [Line Items]
Certificates, amount (in Dollars)	$ 0	$ 18
Certificates, percent of total	0.00%	0.00%